Significant Accounting Policies - Movements of the allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at January 1	¥ 292,473		¥ 121,003
Provisions	110,483	$ 15,531	103,408
Write-offs	(6,854)		0
Balance at December 31	¥ 396,102		¥ 224,411